Consolidated Statements of Cash Flows - CNY (¥)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income		¥ 37,784,446	¥ 164,617,561	¥ 135,351,411
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses		105,216,440	177,282,998	238,084,863
Provision for cost method investment			5,907,577
Depreciation and amortization		11,540,878	1,753,032	2,244,279
Share-based compensation expenses		14,898,534	7,517,349	5,774,266
Net losses/(gains) on disposal of property and equipment		(39,563)	147,644	30,742
Net loss on disposal of non-marketable equity securities and Investment securities		(4,125,037)	1,524,159
Foreign exchange gains	[1]	(5,933,998)	(3,589,629)	(7,355,135)
Deferred tax benefit		(38,044,032)	(16,493,414)	(133,913,450)
Net losses on sale of loans		6,497,731	17,190,545	44,554,948
Profit and loss arising from fair value changes			5,765,113	362,855
Loans held-for-sale:
Originations and purchases		(392,734,939)	(629,040,509)	(585,434,771)
Proceeds from sales and paydowns of loans originally classified as held-for-sale		1,404,481,435	1,896,137,537	1,549,993,492
Changes in operating assets and liabilities:
Deposits		1,074,466	(18,020,425)	11,860,799
Guarantee deposits		(37,968,789)	(142,002,003)	(168,790,845)
Credit risk mitigation position and guarantee repayments from sales partner		(60,885,147)	234,530,494	6,203,644
Other operating assets		(243,888,698)	15,130,538	(167,193,614)
Other operating liabilities		(40,643,453)	(12,597,823)	(12,520,372)
Net cash provided by operating activities		757,230,274	1,705,760,744	919,253,112
Cash flows from investing activities:
Loans originated, net of principal collected		(818,975,410)	(3,040,754,719)	(2,556,903,189)
Proceeds from sales of investment securities		1,080,908,979	2,973,911,087	9,002,171,357
Proceeds from disposal of non-marketable equity securities		25,000,000	3,400,000
Proceeds from disposal of subsidiaries				50,000,000
Proceeds from disposal of property and equipment and intangible assets		833,525	38,909	319,539
Proceeds from sales of loans		814,597,838	1,202,955,909	1,088,433,960
Purchased loans with credit deterioration		(435,981,602)	(640,283,653)
Purchases of investment securities		(922,104,610)	(2,868,678,085)	(8,567,330,149)
Purchases of non-marketable equity securities				(25,000,000)
Purchases of property, equipment and intangible assets		(7,945,839)	(114,503,257)	(89,889,341)
Net cash used in investing activities		(263,667,119)	(2,483,913,809)	(1,098,197,823)
Cash flows from financing activities:
Proceeds from interest-bearing borrowings		9,493,281,488	10,402,258,233	6,082,283,165
Proceeds from contributions from non-controlling shareholders			71,514,091	50,750,000
Repurchase of ordinary shares		(4,575,351)	(30,691,070)	(87,631,475)
Repayment of interest-bearing borrowings		(10,820,894,746)	(9,294,928,900)	(6,333,557,940)
Acquisition of interests in consolidated VIEs from non-controlling interests			(142,611,784)
Net cash provided by/(used in) financing activities		(1,332,188,609)	1,005,540,570	(288,156,250)
Net increase/(decrease) in cash, cash equivalents and restricted cash		(838,625,454)	227,387,505	(467,100,961)
Cash, cash equivalents and restricted cash at the beginning of year		2,001,602,420	1,772,184,145	2,231,437,361
Effect of exchange rate change on cash, cash equivalents and restricted cash		7,409,110	2,030,770	7,847,745
Cash, cash equivalents and restricted cash at the end of year		1,170,386,076	2,001,602,420	1,772,184,145
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds		27,704,212	63,458,446	139,205,940
Interest expense paid		¥ 776,332,323	¥ 726,293,220	¥ 792,794,985

[1]	The changes of foreign exchange gain are mainly due to exchange rate changes in cash and cash equivalents held by the Group, including US dollar account and Hong Kong dollar account.